FINANCING AND LOANS - Estimated Credit Loss - ECL loans receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCING AND LOANS
Opening balance	R$ 2,601,027
Final balance	389,438	R$ 2,601,027
Loans and receivables | ECL
FINANCING AND LOANS
Opening balance	1,388,340	755,002
(+) Complement	3,347,749	633,338
Final balance	4,736,089	R$ 1,388,340
Loans and receivables | Amazonas Energia [Member] | ECL
FINANCING AND LOANS
Final balance	R$ 4,596,971